LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 6:	LEASES

The Company entered into office lease arrangements where its administrative, research and development, support services and sales and marketing activities are located. Those lease arrangements have remaining terms of up to 10 years. As of December 31, 2019, the Company had operating lease right-of-use (“ROU”) assets of $21.0 million, of which $17.3 were located in Israel, and the remaining ROU assets were located in the United States.

The Company determines if an arrangement is a lease at inception. If an arrangement is a lease, the Company determines whether it is an operating lease or a finance lease at the lease commencement date. As of December 31, 2019, the Company did not have any finance leases. Operating leases are included in operating lease ROU assets, operating lease liabilities – current, and non-current operating lease liabilities in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to control the use of an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized on the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The incremental borrowing rate is determined based on factors such as the lease term, credit standing and the economic environment of the location of the lease.

Variable lease payments, including payments based on an index or a rate, are expensed as incurred and are not included within the operating lease ROU asset and operating lease liabilities. The Company does not separate non-lease components from lease components for all real estate assets.

The Company’s lease terms are the noncancelable periods, including any rent-free periods provided by the lessor, and include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. At lease inception, and in subsequent periods as necessary, the Company estimates the lease term based on its assessment of extension and termination options that are reasonably certain to be exercised. Lease costs are recognized on a straight-line basis over the lease term. The Company has elected the short-term lease recognition exemption for all leases with terms shorter than 12 months. Therefore, the Company does not recognize operating lease ROU asset and operating lease liabilities for those short-term leases. Lease costs for short-term leases are recognized on a straight-line basis over the lease term.

The components of lease expense during the period presented were as follows:

Year Ended
December 31, 2019

Operating lease expense	$3,110
Short-term lease expense	786
Total lease expense	$3,896

Rent expense for the years ended December 31, 2017 and 2018 was approximately $1,251 thousand and $2,396 thousand, respectively.

Supplemental cash flow information related to operating leases during the period presented was as follows:

Year Ended
December 31, 2019
(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,602
ROU assets obtained in exchange for lease liabilities:
Operating leases	$10,063

Lease term and discount rate related to operating leases as of the period presented were as follows:

December 31, 2019
Weighted-average remaining lease term (in years)	8.4
Weighted-average discount rate	7.5%

The maturities of lease liabilities under operating leases as of December 31, 2019 are as follows:

2020	4,127
2021	4,139
2022	4,153
2023	3,892
2024	3,600
Thereafter	12,568
Total undiscounted lease payments	$32,479
Less: Imputed interest	(7,946)
Total lease liabilities	$24,533

The aggregate minimum lease commitments under operating leases as of December 31, 2018 are as follows:

(U.S. $ in thousands)
Year ending December 31:
2019	$1,457
2020	2,478
2021	2,486
2022	2,495
2023 and thereafter	12,528
$21,444